UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-23647

NB Crossroads Private Markets Fund VII LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (212) 476-8800

Date of fiscal year end:      March 31

Date of reporting period:      September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund VII LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund VII LP

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund VII LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2022 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$67,657,517
Investment in Money Market Fund	11,416,722
Due from Partners	31,250
Prepaid offering expense	-
Investments made in advance	-
Due from Portfolio Fund	-
Interest receivable	25,992
Other assets	-

Total Assets	$79,131,481

Liabilities

Distribution and servicing fees payable	$1,039,224
Capital contributions received in advance	-
Due to Affiliate	213,248
Administration service fees payable	12,000
Professional fees payable	11,223
Tax preparation fees payable	-
Due to Investment Advisor	-
Audit fees payable	-
Custody fees payable	-
Tax payable	-
Due to portfolio fund	-
Offering expense payable	-
Legal fees payable	-
Printing fees payable	-
Other payables	514

Total Liabilities	$1,276,209

Commitments and contingencies (See Note 5)

Partners’ Capital - Net Assets	$77,855,272

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$80,390,124
Members’ capital distributed	-
Partners’ distributable earnings (loss)	(2,534,852)
Accumulated net investment loss	(2,211,077)
Accumulated net realized gains	-
Accumulated net unrealized appreciation on investments	(323,775)

Partners' Capital - Net Assets	$77,855,272

Units of Partnership Interests outstanding (unlimited units authorized)	81,836.26
Net Asset Value Per Unit	$951.35

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP
are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund VII LP

Statement of Operations

For the six months ended September 30, 2022 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$109,773
Other income	19,001
Expenses	(399,168)

Total Net Investment Loss Allocated from the Master Fund	(270,394)

Fund Income:

Interest income	85,187

Total Fund Income	85,187

Fund Expenses:

Distribution and servicing fees	1,766,874
Administration service fees	24,000
Audit fees	-
Tax expense	-
Independent Managers' fees	-
Professional fees	12,948
Printing fees	-
Organizational expenses	-
Legal fees	-
Other fees	-
Other expenses	4,562

Total Fund Expenses	1,808,384

Net Investment Loss	(1,993,591)

Net Change in Unrealized Loss on Investment in the Master Fund (Note 2)
Net realized loss on investment in the Master Fund	-
Net change in unrealized depreciation on investment in the Master Fund	(323,775)

Net Change in Unrealized Loss on Investment in the Master Fund	(323,775)

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(2,317,366)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP
are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund VII LP

Statement of Changes in Partners’ Capital – Net Assets

For the period February 14, 2022 (Commencement of Operations) through March 31, 2022 (Audited)

Total Partners' Capital
Partners' committed capital	$122,975,597

Partners' capital at February 14, 2022	$-
Capital contributions	12,297,560
Capital distributions	-
Offering costs	-
Net investment loss	(217,486)
Net realized loss on investment in the Company	-
Net change in unrealized appreciation on investment in the Company	-
Net change in incentive carried interest	-
Partners' capital at March 31, 2022	$12,080,074

For the six months ended September 30, 2022 (Unaudited)

Total Partners' Capital
Partners' committed capital	$401,950,621

Partners' capital at April 1, 2022	$12,080,074
Capital contributions	68,092,564
Capital distributions	-
Offering costs	-
Net investment loss	(1,993,591)
Net realized loss on investment in the Master Fund	-
Net change in unrealized depreciation on investment in the Master Fund	(323,775)
Net change in incentive carried interest	-
Partners' capital at September 30, 2022	$77,855,272

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP
are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund VII LP

Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$(2,317,366)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(62,162,825)
Proceeds received from investment in the Master Fund	-
Change in fair value of investment in the Master Fund	594,169
Purchases of short term investment	-
Proceeds received from sale of short term investment	-
Reclassification to short term investment	(11,416,722)
Offering costs	-
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance fees	-
(Increase) decrease in interest receivable	(25,992)
(Increase) decrease in prepaid offering expense	-
(Increase) decrease in other receivable	-
Increase (decrease) in distribution and servicing fees payable	922,987
Increase (decrease) in due to Affiliate	213,248
Increase (decrease) in administration service fees payable	-
Increase (decrease) in audit fees payable	-
Increase (decrease) in custody fees payable	-
Increase (decrease) in professional fees payable	2,223
Increase (decrease) in tax preparation fees payable	-
Increase (decrease) in offering expense payable	-
Increase (decrease) in printing fees payable	-
Increase (decrease) in other payables	184
Increase (decrease) in Independent Managers' fees payable	-

Net cash provided by (used in) operating activities	(74,190,094)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	68,126,314
Distributions to Partners	-

Net cash provided by (used in) financing activities	68,126,314

Net change in cash and cash equivalents	(6,063,780)
Cash and cash equivalents at beginning of the period	6,063,780

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from Portfolio Funds, at value on the date of distribution	$-

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP
are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund VII LP

Financial Highlights

	For the six months ended September 30, 2022 (Unaudited)	For the period February 14, 2022 (Commencement of Operations) through March 31, 2022
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$982.31	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(32.17)	(17.69)
Net change in unrealized gain on investments	1.21	-
Net (decrease) in net assets resulting from operations after incentive carried interest	(30.96)	(17.69)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	-	-
NET ASSET VALUE, END OF PERIOD	$951.35	$982.31
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(3.15)%	(1.77	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$77,855	$12,080
Ratios to Average Partners' Capital - Net Assets: (5) (6)
Expenses	10.59%	39.17%
Net investment loss	(9.55)%	(39.17)%
Portfolio Turnover Rate (5)

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	NM	NM
Internal Rate of Return after incentive carried interest, including expenses (7)

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Partnership during the period and assumes distributions, if any, were reinvested. The Partnership's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Partnership taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period February 14, 2022 (Commencement of Operations) through March 31, 2022. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the six months ended September 30, 2022, the ratios are annualized. For the period February 14, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment loss ratios are annualized and based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For periods ended March 31, 2022 and September 30, 2022, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP are an

integral part of these financial statements.

5

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VII LP (the “Partnership”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Partnership was organized as a Delaware limited partnership on March 11, 2021. The Partnership commenced operations on February 14, 2022. The Partnership’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Partnership (the “Board” or the “Board of Directors”). Thereafter, the term of the Partnership may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Partnership’s limited partnership agreement (the “LP Agreement”).

The Partnership’s investment objective is to provide attractive risk-adjusted returns. The Partnership pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”). The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). None of the Master Fund, the Partnership, or the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the Partnership will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the Partnership's financial statements. The percentage of the Master Fund’s partners' contributed capital owned by the Partnership at September 30, 2022 was 93.01%.

The Board has overall responsibility to manage and supervise the operations of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Partnership. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

6

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

2. Significant Accounting Policies

The Partnership meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Partnership in the preparation of its financial statements.

A. Basis of Accounting

The Partnership’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Partnership are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the Partnership's investment in the Master Fund reflects the Partnership's proportionate interest in the total Partners’ contributed capital of the Master Fund at September 30, 2022. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Partnership’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the Partnership held $11,416,722 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Partnership records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the Partnership's aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

7

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

F. Income Taxes

The Partnership has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Partnership were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Partnership were ineligible to or otherwise unable to cure such failure, the Partnership would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Partnership could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Partnership intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2022, there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Partnership’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the Partnership by the Master Fund. As of September 30, 2022, the cost of the Partnership’s investment in the Master Fund for federal income tax purposes aggregated to $68,331,605. The net and gross unrealized depreciation for federal income tax purposes on the Partnership’s investment in the Master Fund was estimated to be $674,088.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. There are no tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations. FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Partnership’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Partnership’s financial statements for the six months ended September 30, 2022. The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2022, the Partnership did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Partnership (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

8

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

H. Fund Expenses

The Partnership bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Directors’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration fees; auditing fees; tax preparation fees; custodial fees; and registration expenses.

I. Organizational and Offering Costs

Organizational and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Partnership shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2022, the Master Fund incurred organizational and offering costs of $0 of which $0 was allocated to the Partnership. The Partnership incurred organizational and offering costs of $0.

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2022, the Master Fund incurred Advisory Fees totaling $99,742, of which $92,769 was allocated to the Partnership.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund’s notes to the financial statements), The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Master Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2022, there was no accrued incentive carried interest by the Master Fund.

9

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

In consideration for the services provided under the Placement Agreement, the Partnership pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.75% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2022, the Partnership incurred Distribution and Servicing Fees totaling $1,766,874.

Pursuant to an Administrative and Accounting Services Agreement, the Partnership retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Partnership. In consideration for these services, the Partnership pays the Administrator a fixed fee of $12,000 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Partnership. For the six months ended September 30, 2022, the Partnership incurred administration service fees totaling $24,000.

The Board consists of six directors, each of whom is not an “interested person” of the Partnership as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2022, the Master Fund incurred $56,250 in Independent Directors’ fees, of which $51,006 was allocated to the Partnership.

4. Capital Commitments from Partners

At September 30, 2022, capital commitments from Partners totaled $401,950,621. Capital contributions received by the Partnership with regard to satisfying Partners’ capital commitments totaled $80,390,124, which represents approximately 20% of committed capital at September 30, 2022.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2022, the Partnership issued 69,538.70 units.

The net profits or net losses of the Partnership are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2022, the Partnership has not made any distributions to Partners.

10

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

5. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the Partnership, may cause the Master Fund to, in turn, default on its commitment to an Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

11

NB Crossroads Private Markets Fund VII LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

7. Other Matters

The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Master Fund and in turn, may impact the financial performance of the Master Fund. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.

8. Subsequent Events

The Partnership has evaluated all events subsequent to September 30, 2022, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Crossroads Private Markets Fund VII LP

Supplemental Information

September 30, 2022 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Partnership’s policies and procedures used to determine how to vote proxies relating to the Partnership’s portfolio securities, as well as information regarding proxy votes cast by the Partnership (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Partnership at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Partnership did not receive any proxy solicitations during the six months ended September 30, 2022.

The Partnership files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Partnership’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund VII Holdings LP

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2022 (Unaudited)

Assets

Investments, at fair value (cost $83,507,898)	$83,159,785
Deferred financing costs	270,469
Interest receivable	66,676
Prepaid insurance	27,984

Total Assets	$83,524,914

Liabilities

Credit facility payable	$10,000,000
Due to investment	397,323
Due to Affiliate	217,422
Advisory fees payable	68,027
Professional fees payable	37,848
Administration service fees payable	36,000
Commitment fee payable	22,507
Interest payable	1,697
Other payables	695

Total Liabilities	$10,781,519

Commitments and contingencies (See Note 5)

Partners' Capital - Net Assets	$72,743,395

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$73,468,156
Partners' distributable earnings (loss)	(724,761)

Total Partners' Capital - Net Assets	$72,743,395

Units of Partnership Interests outstanding (unlimited units authorized)	73,886.91
Net Asset Value Per Unit	$984.52

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of September 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (20.16%)
CB Catalyst Co-Invest, L.P.	Co-Investment	-	North America	$-	$-
CIHMH Holdings L.P.	Co-Investment	05/2022	North America	1,403,974	1,399,820
Eighth Cinven Fund (No.2) Limited Partnership	Primary	-	Europe	-	-
Knockout Co-Invest L.P.	Co-Investment	06/2022	North America	3,830,000	3,830,000
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	3,001,705	3,000,322
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07/2022	North America	4,503,649	4,501,117
The Veritas Capital Fund VIII, L.P.	Primary	-	North America	140,145	-
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022	North America	1,010,082	932,392
WP Irving Co-Invest L.P.	Co-Investment	04/2022	North America	1,004,470	1,004,470
				14,894,025	14,668,121
Small and Mid-cap Buyout (25.89%)
BP-Miratech Holdings LLC	Co-Investment	04/2022	North America	1,400,000	2,184,000
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	1,245,246	1,100,000
DGS Group Holdings, L.P. (F)	Co-Investment	09/2022	North America	2,039,333	2,039,333
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	3,156,632	3,026,358
Francisco Partners VII-A, L.P.	Primary	-	North America	-	-
Harvest Partners IX (Parallel), L.P.	Primary	09/2022	North America	941,976	709,101
Incline V RKD Co-Invest, L.P. (G)	Co-Investment	09/2022	North America	5,031,225	4,990,874
Material Co-Invest LP	Co-Investment	-	Europe	-	-
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	1,782,355	1,782,174
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022	North America	3,000,000	2,999,906
Thoma Bravo Discover Fund IV-A, L.P.	Primary	-	North America	192,320	-
WCAS XIV, L.P.	Primary	-	North America	164,868	-
				18,953,955	18,831,746
Venture Capital (0.38%)
Accel Leaders 4 L.P.	Primary	-	North America	-	-
Battery Ventures XIV, L.P.	Primary	07/2022	North America	280,000	280,000
Meritech Capital Partners VIII L.P.	Primary	-	North America	-	-
Meritech Capital Sidecar III L.P.	Primary	-	North America	-	-
				280,000	280,000
Money Market Fund (67.88%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				49,379,918	49,379,918
				49,379,918	49,379,918

Total Investments (cost $83,507,898) (114.31%)					83,159,785
Other Assets & Liabilities (Net) (-14.31%)					(10,416,390)
Partners' Capital - Net Assets (100.00%)					$72,743,395

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2022 aggregated $34,127,980. Total fair value of illiquid and restricted securities at September 30, 2022 was $33,779,867 or 46.43% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VII B LLC.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Operations

For the six months ended September 30, 2022 (Unaudited)

Investment Income:

Interest income	$118,024
Other income	20,429

Total Investment Income	138,453

Operating Expenses:

Advisory fees	99,742
Legal fees	96,649
Administration service fees	68,250
Independent Directors' fees	56,250
Professional fees	38,823
Financing costs	24,784
Commitment fee	22,507
Insurance expense	4,136
Interest expense	1,697
Other expenses	22,344

Total Operating Expenses	435,182

Net Investment Loss	(296,729)

Net Change in Unrealized Loss on Investments (Note 2)
Net change in unrealized depreciation on investments	(348,113)

Net Change in Unrealized Loss on Investments	(348,113)

Net Decrease in Partners' Capital – Net Assets Resulting from Operations	$(644,842)

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the period February 14, 2022 (Commencement of Operations) through March 31, 2022 (Audited)

Total Partners' Capital
Partners' committed capital	$122,975,597

Partners' capital at February 14, 2022	$-
Capital contributions	6,168,780
Net investment loss	(79,919)
Partners' capital at March 31, 2022	$6,088,861

For the six months ended September 30, 2022 (Unaudited)

Total Partners' Capital
Partners' committed capital	$432,165,621

Partners' capital at April 1, 2022	$6,088,861
Capital contributions	67,299,376
Net investment loss	(296,729)
Net change in unrealized depreciation on investments	(348,113)
Partners' capital at September 30, 2022	$72,743,395

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$(644,842)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(33,736,187)
Proceeds received from investments	5,530
Reclassification to short term investment	(49,379,918)
Net change in unrealized (appreciation) depreciation on investments	348,113
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	(270,469)
(Increase) decrease in interest receivable	(66,676)
(Increase) decrease in prepaid insurance	(27,984)
Increase (decrease) in due to Affiliates	198,672
Increase (decrease) in advisory fees payable	68,027
Increase (decrease) in professional fees payable	13,848
Increase (decrease) in administration service fees payable	3,750
Increase (decrease) in commitment fee payable	22,507
Increase (decrease) in interest payable	1,697
Increase (decrease) in other payables	495
Increase (decrease) in legal fees payable	(4,719)

Net cash provided by (used in) operating activities	(83,468,156)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from credit facility	10,000,000
Contributions from Partners	67,299,376

Net cash provided by (used in) financing activities	77,299,376

Net change in cash and cash equivalents	(6,168,780)
Cash and cash equivalents at beginning of the period	6,168,780

Cash and cash equivalents at end of the period	$-

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Financial Highlights

	For the six months ended September 30, 2022 (Unaudited)	For the Period February 14, 2022 (Commencement of Operations) Through March 31, 2022
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$987.04	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(5.24)	(12.96)
Net change in unrealized gain on investments	2.72	-
Net (decrease) in net assets resulting from operations	(2.52)	(12.96)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	-	-
NET ASSET VALUE, END OF PERIOD	$984.52	$987.04
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(0.26)%	(1.30	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$72,743	$6,089
Ratios to Average Partners' Capital - Net Assets: (5) (7)
Expenses excluding incentive carried interest	2.69%	36.09%
Net change in incentive carried interest	-	-
Expenses including incentive carried interest	2.69%	36.09%
Net investment loss excluding incentive carried interest	(1.73)%	(36.09)%
Portfolio Turnover Rate (6)	(0.03)%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	NM	NM

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period February 14, 2022 (Commencement of Operations) through March 31, 2022. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Underlying Investments.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	For the six months ended September 30, 2022, the ratios are annualized. For the period February 14, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment loss ratios are annualized and based on a very limited operating period and, as such, may not be meaningful.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the periods ended March 31, 2022 and September 30, 2022, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 11, 2021. The Master Fund commenced operations on February 14, 2022. The Master Fund’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk adjusted returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund VII LP (the “LP Fund”) and NB Crossroads Private Markets Fund VII Advisory LP (the “Advisory Fund” and together with the LP Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2022, the LP Fund’s and Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 93.01% and 6.99%, respectively. An NB affiliate (the “Special Limited Partner’) will commit to the Master Fund in the final close.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

Consolidation of Subsidiaries

NB CPMF VII B LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Master Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets, Consolidated Statement of Operations, Consolidated Statement of Changes in Partners’ Capital – Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Master Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was September 7, 2022. On September 30, 2022, the Subsidiary had net assets of $4,987,124 which equals 6.9% of the Master Fund’s total net assets.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Master Fund’s valuation policy to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of September 30, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$-	$14,668,121	$14,668,121
Small and Mid-cap Buyout	-	-	2,039,333	16,792,413	18,831,746
Venture	-	-	-	280,000	280,000
Money Market Fund	49,379,918	-	-	-	49,379,918
Total	$49,379,918	$-	$2,039,333	$31,740,534	$83,159,785

Significant Unobservable Inputs

As of September 30, 2022, the Master Fund had investments valued at $83,159,785. The fair value of investments valued at $31,740,534 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2022.

			Unobservable Inputs
Investments	Fair Value 09/30/22	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Small and Mid-cap Buyout	$2,039,333	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Total	$2,039,333

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2022, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$2,039,333	$-

During the six months ended September 30, 2022, unrealized depreciation and realized gains from Level 3 investments were $0 and $0, respectively.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2022.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2022 is one to ten years, with the possibility of extensions by each of the Underlying Investments.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the Master Fund held $49,379,918 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Underlying Investments based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of an Underlying Investment, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise unable to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Master Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2022, there is no provision for federal income or excise tax within the financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments. As of September 30, 2022, the estimated cost of the investments for federal income tax purposes aggregated to $34,127,980. The net unrealized depreciation for federal income tax purposes was estimated to be $348,113. The net unrealized depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $784,000 and $1,132,113, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. There are no tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations. FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Master Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2022. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2022, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Consolidated Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration fees; auditing fees; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Organizational and Offering Costs

Organizational and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000, as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2022, the Master Fund incurred organizational and offering costs of $0.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2022, the Master Fund incurred Advisory Fees totaling $99,742.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2022, the Master Fund incurred administration service fees totaling $68,250.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2022, the Master Fund incurred $56,250 in Independent Directors’ fees.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

4. Capital Commitments from Partners

At September 30, 2022, capital commitments from Partners totaled $432,165,621. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $73,468,156, which represents approximately 17% of committed capital at September 30, 2022.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2022, the Master Fund issued 67,718.13 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2022, the Master Fund has not made any distributions to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, 7% to the Special Limited Partner (as defined in Note 1). The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2022, there was no accrued incentive carried interest.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2022, the Master Fund had total capital commitments of $135,882,136 to the investments with remaining unfunded commitments to the investments totaling $102,215,732 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$35,347,726
Small and Mid-cap Buyout	48,748,006
Venture	18,120,000
Total	$102,215,732

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

6. Description of the Investments

Due to the nature of the Underlying Investments, the Master Fund generally cannot liquidate its positions in the investments except through distributions from the Underlying Investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investments represents 5% or more of Partners’ Capital – Net Assets of the Master Fund.

Incline V RKD Co-Invest, L.P. represents 6.86% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2022. The fund invests in a provider of fundraising and marketing services.

Project Hotel California Co-Invest Fund, L.P. represents 6.19% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2022. The fund invests in a company that provides identity governance and administration capabilities.

Knockout Co-Invest L.P. represents 5.27% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2022. The fund invests in a company that provides IT management and security software.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated June 30, 2022, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of June 30, 2025.

As of September 30, 2022, there is outstanding principal of $10,000,000 owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and secured overnight financing rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2022, the Master Fund had an average outstanding principal of $107,527, with an average interest rate of 6.1%. During the period, the Master Fund incurred $1,697 of interest expense, as presented in the Consolidated Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the six months ended September 30, 2022, the Master Fund expensed $24,784 of Financing Costs as shown in the Consolidated Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to an Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

10. Other Matters

The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Master Fund and in turn, may impact the financial performance of the Master Fund. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.

11. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2022, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund VII Holdings LP

Supplemental Information

September 30, 2022 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2022.

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2022.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2022.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VII LP

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2022

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2022